Supplement to the
Fidelity® Investment Grade Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2025
Summary Prospectus

Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
AIGB-SUSTK-1225-104 1.9881428.104	December 12, 2025
Supplement to the
Fidelity® Investment Grade Bond Fund
October 30, 2025
Summary Prospectus

Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
IGB-SUSTK-1225-101 1.9911689.101	December 12, 2025